Equity - Translation adjustment - Reserve of exchange differences (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Total translation adjustments	€ (85)	€ 329		€ 252
Total translation adjustments accumulated in equity attributable to parent	(256)	78	€ 15	15
Total translation adjustments accumulated in equity attributable to non-controlling interests	171	251	€ 237	237
Polish Zloty
Disclosure of classes of share capital [line items]
Total translation adjustments	668	807		785
Egyptian Pound
Disclosure of classes of share capital [line items]
Total translation adjustments	(503)	(455)		(532)
Slovak koruna [member]
Disclosure of classes of share capital [line items]
Total translation adjustments	220	220		220
Leone
Disclosure of classes of share capital [line items]
Total translation adjustments	(143)	(120)		(95)
Other currencies [member]
Disclosure of classes of share capital [line items]
Total translation adjustments	€ (327)	€ (123)		€ (126)